Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	4,950,000,000	4,950,000,000
Ordinary shares, shares issued (in Shares)	[1]	19,906,250	17,750,000
Ordinary shares, shares outstanding (in Shares)	[1]	19,906,250	17,750,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1]	5,000,000	5,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	5,000,000	5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation